Investment Objectives and Goals - Tuttle Capital IBIT 0DTE Covered Call ETF	Sep. 24, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Tuttle Capital IBIT 0DTE Covered Call ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The primary investment objective of the Tuttle Capital IBIT 0DTE Covered Call ETF (the “Fund”) is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide capital appreciation.